General information (Details)								1 Months Ended	12 Months Ended
	Nov. 15, 2017 USD ($) tranche $ / shares shares	Nov. 14, 2017 £ / shares $ / shares shares	Jun. 23, 2017 USD ($) £ / shares shares	Nov. 23, 2016 £ / shares shares	Nov. 23, 2016 $ / shares shares	Nov. 18, 2016 £ / shares shares	Nov. 18, 2016 USD ($) $ / shares shares	Jun. 30, 2017 £ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 USD ($)
General information
Cash | $									$ 22,651,475	$ 21,829,632	$ 28,594,347	$ 3,281
Loss for the year | $									44,810,366	40,324,302	8,516,699
Net cash used in operating activities | $									37,434,729	27,942,011	7,997,684
Term Loan | $									$ 15,000,000
Number of ordinary shares for one ADS									20
Total number of ADS warrants issued							1,219,246
Number of ADS warrants issued in alliance with ADS issuance							0.5
Underwriting discounts, commissions and offering expenses | $							$ 3,500,000		$ 1,734,562	$ 3,370,155	$ 2,898,693
Proceeds form shares issuance | $							$ 21,500,000
Percentage of equity securities							10.00%
U.S. public offering
General information
Number of ordinary shares for one ADS							20
Number of ADS warrants issued in alliance with ADS issuance							0.5
European placement
General information
Warrants exercise price						0.32	0.40
Number of warrants issued in alliance with ordinary shares issuance							0.5
Ordinary share warrant period (in years)							5 years
Ordinary shares
General information
Number of shares issued				22,863,428	22,863,428	71,633,248	71,633,248		263,519,128	195,741,528	108,601,496
Share price per share/warrant combination | £ / shares				£ 0.28
Ordinary shares | U.S. public offering
General information
Number of shares issued						48,769,820	48,769,820
Ordinary shares | European placement
General information
Number of securities called by warrants						11,431,714	11,431,714
Number of shares issued						22,863,428	22,863,428
Share price per share/warrant combination | (per share)						£ 0.28	$ 0.35
ADS
General information
Number of shares issued				2,438,491	2,438,491
Number of ordinary shares for one ADS				20	20
Share price per share/warrant combination | $ / shares					$ 6.98
ADS | U.S. public offering
General information
Number of warrants issued							1,219,246
Warrants exercise price | $ / shares							8.03
Number of shares issued						2,438,491	2,438,491
Share price per share/warrant combination | $ / shares							$ 6.98
ADS Warrant period (in years)							5 years
Ordinary shares issued, June 2017
General information
Number of shares issued			66,666,667					66,666,667
Share price | £ / shares			0.30					30.00
Proceeds form shares issuance | $			$ 23,681,739
Term Loan | Hercules
General information
Debt financing | $	$ 20,000,000
Number of tranches | tranche	2
Term Loan | $	$ 15,000,000
Remaining borrowing capacity | $	$ 5,000,000
Interest-only period (in months)	15 months
Capital and interest repayment period (in months)	30 months
Interest rate (as a percent)	10.00%
Share price | £ / shares		9.53
Number of ordinary shares for one ADS	20
Term Loan | Hercules | ADS
General information
Number of securities called by warrants	73,452	73,452
Exercise price of warrants | $ / shares	$ 9.53	$ 9.53
Warrants issued, in terms of loan coverage (as a percent)	3.50%	3.50%
Term Loan | Hercules | Maximum
General information
Interest-only period (in months)	21 months
Right to participate in any subsequent financing | $	$ 1,000,000